Cash and Short-Term Deposits (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Secured bank loan
Borrowings
Short term deposits pledged as security	€ 1,500	€ 1,500
Overdraft facility
Borrowings
Short term deposits pledged as security	1,000	1,000
Existing Overdraft facility
Borrowings
Short term deposits pledged as security	2,500	€ 2,500
Maximum borrowing capacity	2,500
Second Overdraft facility
Borrowings
Maximum borrowing capacity	€ 500